UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Sims Total Return Fund, Inc.

(Exact name of Registrant as specified in charter)

225 East Mason Street, Suite 802

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Luke E. Sims

Sims Capital Management LLC

225 East Mason Street, Suite 802

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-1107

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

FORM N-Q

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Sims Total Return Fund

Shares		Fair Value

	COMMON STOCKS (86.2%)
	COMMUNICATIONS (3.0%)
	Telecommunications (3.0%)
5,000	Cisco Systems, Inc.	$214,450

	CONSUMER (26.6%)
	Cosmetics/Personal Care (22.7%)
19,400	Colgate-Palmolive Co.	1,390,592
3,000	Procter & Gamble Co.	237,840
		1,628,432
	Food (3.9%)
4,500	Kraft Heinz Co.	280,305
	Total Consumer	1,908,737

	FINANCIALS (22.1%)
	Banks (3.5%)
5,000	U.S. Bancorp	252,500

	Diversified Financial Services (13.5%)
3,000	American Express Co.	279,840
2,000	Diamond Hill Investment Group, Inc.	413,120
8,000	Franklin Resources, Inc.	277,440
		970,400
	Insurance (5.1%)
444	White Mountains Insurance Group Ltd.	365,199
	Total Financials	1,588,099

	HEALTH CARE (9.3%)
	Healthcare - Products (5.8%)
7,000	Abbott Laboratories	419,440

	Pharmaceuticals (3.5%)
7,000	Pfizer, Inc.	248,430
	Total Health Care	667,870

	INDUSTRIALS (2.0%)
	Miscellaneous Manufacturing (2.0%)
11,000	General Electric Co.	148,280

	RETAIL (11.7%)
	Auto Parts (6.8%)
375	AutoZone, Inc.*	243,259
1,000	O'Reilly Automotive, Inc.*	247,380
		490,639
	Restaurant (4.9%)
6,000	Starbucks Corp.	347,340
	Total Retail	837,979

	TECHNOLOGY (11.5%)
	Software (11.5%)
4,000	Automatic Data Processing, Inc.	453,920
6,000	Paychex, Inc.	369,540
	Total Technology	823,460

	Total Common Stocks (Cost $5,724,523)	6,188,875

	SHORT-TERM INVESTMENTS (13.5%)
	Money Market Funds (13.5%)
971,466	First American Treasury Obligations Fund - Institutional Class, 1.510%	971,466

	Total Short-Term Investments (Cost $971,466)	971,466

	TOTAL INVESTMENTS (99.7%)	7,160,341
	(Cost $6,695,989)
	Other Assets less Liabilities (0.3%)	19,267
	NET ASSETS (100.0%)	$7,179,608

*	Non-income producing.

See notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Organization

Sims Total Return Fund, Inc. (the “Company”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company is a Wisconsin corporation. The Company began operations on September 15, 1986. Sims Total Return Fund, the only series of the Company, is hereinafter referred to as the “Fund”. The investment objective of the Fund is to seek total return.

Significant Accounting Policies

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and accretion of discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Securities listed on a national securities exchange are valued at the last sale price. Securities that are traded on the NASDAQ National Market or the NASDAQ Small-Cap Market are valued at the NASDAQ Official Closing Price. If no sale is reported, the average of the last bid and asked prices is used. Other securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors. Money market mutual funds are normally priced at net asset value based on the liquidity and transparency of the market.

GAAP defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,188,875	$-	$-	$6,188,875
Short-Term Investments	971,466	-	-	971,466
Total	$7,160,341	$-	$-	$7,160,341

*	All sub-categories within common stocks as detailed in the Portfolio of Investments represent Level 1 evaluation status.

The Fund is required to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended March 31, 2018, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the period ended March 31, 2018. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sims Total Return Fund, Inc.

By:	/s/ Luke E. Sims
Luke E. Sims
Principal Executive Officer

Date:	May 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Luke E. Sims
Luke E. Sims
Principal Executive Officer

Date:	May 8, 2018

By:	/s/ David C. Sims
David C. Sims
Principal Financial Officer

Date:	May 4, 2018

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)